Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001867072
Registrant Name	Kyndryl Holdings, Inc.
Registration File Number	333-276713
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES